Financial risk management - Summary of Financial Instruments (Detail) - EUR (€) € in Millions	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	€ 0.6	€ 1.4
Other current financial assets	13.3	24.0
Fair value, Asset	131.1	101.9
Trade receivables	21.6	26.3
Cash and cash equivalents	95.6	50.7	€ 108.1	€ 16.4
Non-current financial liabilities	138.9	140.4
Other current financial liabilities	28.2	27.7	€ 0.0	€ 7.3
Fair value, Liabilities	131.7	211.9
Trade payables	79.3	102.7
Other NonCurrent Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	0.6	1.4
Fair value, Asset	0.6	1.4
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	21.6	26.3
Trade receivables	21.6	26.3
Other Current Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	13.3	24.0
Fair value, Asset	13.3	24.0
Other Current Financial Assets [Member] | Other Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	13.1	23.5
Fair value, Asset	13.1	23.5
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Asset	95.6	50.7
Cash and cash equivalents	95.6	50.7
Non Current Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	138.9	140.4
Fair value, Liabilities	138.9	95.2
Non Current Financial Liabilities [Member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	27.6	49.9
Trade Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Liabilities	79.3
Trade payables	79.3	102.7
Other Current Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities	28.2	27.7
Fair value, Liabilities	€ 28.2	16.7
Other Current Financial Liabilities [Member] | Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Measurement category in accordance with IFRS 9	AC
Other current financial liabilities	€ 1.3
Fair value, Liabilities	€ 1.3
Other Current Financial Liabilities [Member] | Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement category in accordance with IFRS 9	AC
Other current financial liabilities	€ 10.0	1.3
Fair value, Liabilities	10.0	1.3
Other Current Financial Liabilities [Member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities	€ 7.9	11.0
Other Current Financial Liabilities [Member] | Other Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement category in accordance with IFRS 9	AC
Other current financial liabilities	€ 8.3	15.4
Fair value, Liabilities	8.3	15.4
Level 2 of fair value hierarchy [member] | Other NonCurrent Financial Assets [Member] | Related parties [member]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	0.1	0.0
Fair value, Asset	0.1	0.0
Level 2 of fair value hierarchy [member] | Other NonCurrent Financial Assets [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	0.0
Fair value, Asset	0.0
Level 2 of fair value hierarchy [member] | Other NonCurrent Financial Assets [Member] | Other Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	0.5	1.4
Fair value, Asset	0.5	1.4
Level 2 of fair value hierarchy [member] | Other Current Financial Assets [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	0.2	0.5
Fair value, Asset	0.2	0.5
Level 2 of fair value hierarchy [member] | Non Current Financial Liabilities [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
Fair value, Liabilities	0.0
Level 2 of fair value hierarchy [member] | Non Current Financial Liabilities [Member] | Financial Institutions [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	34.6	80.4
Fair value, Liabilities	34.6	85.1
Level 2 of fair value hierarchy [member] | Non Current Financial Liabilities [Member] | Other Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0	0.9
Fair value, Liabilities	0.0	0.9
Level 2 of fair value hierarchy [member] | Non Current Financial Liabilities [Member] | Put Option Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	1.2	9.3
Fair value, Liabilities	1.2	€ 9.3
Level 2 of fair value hierarchy [member] | Non Current Financial Liabilities [Member] | Other Financial Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	1.0
Fair value, Liabilities	1.0
Level 2 of fair value hierarchy [member] | Non Current Financial Liabilities [Member] | Convertible Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	73.9
Fair value, Liabilities	€ 73.9
Level 2 of fair value hierarchy [member] | Other Current Financial Liabilities [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Measurement category in accordance with IFRS 9	HedgeAccounting
Other current financial liabilities	€ 0.8
Fair value, Liabilities	0.8
Level 3 of fair value hierarchy [member] | Non Current Financial Liabilities [Member] | Earn Out Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.6
Fair value, Liabilities	€ 0.6